Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Restricted Asset Disclosure [Abstract]
Restricted Net Assets
21.	RESTRICTED NET ASSETS
Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax
income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion was insignificant as the PRC subsidiaries were in an accumulated loss position. However, as the Group was in a consolidated shareholders’ deficit position, as of December 31, 2020 and 2021, respectively, the Group disclosed the parent company only condensed financial information in Note 24.